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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: 100 Field Point Road
         Greenwich, Connecticut 06830

13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm F. MacLean IV
Title:   Managing Member
Phone:   (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut      February 13, 2006
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2
Form 13F Information Table Entry Total:                49
Form 13F Information Table Value Total: $505,867 (x 1000)

List of Other Included Managers:

           01  File Number 28-____________     David R. Jarvis
           02  File Number 28-____________     Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          Form 13F Information Table

                                                                                                  Voting    Voting    Voting
                                                     Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                            Type       Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------                        ------------ --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
AEW REALESTATE INCOME FUND CO COMMON STOCK 00104H107    270   14600 SH         OTHER     01/02      14600      0         0
ALEXANDERS INC COM REIT       REITS/RICS   014752109    253    1030 SH         OTHER     01/02       1030      0         0
ALICO INC COM                 COMMON STOCK 016230104  13571  300310 SH         OTHER     01/02     300310      0         0
AMERICAN LAND LEASE INC
  COM                         REITS/RICS   027118108   1107   46700 SH         OTHER     01/02      46700      0         0
AMERICAN RETIREMENT CORP
  COM                         COMMON STOCK 028913101 114442 4554000 SH         OTHER     01/02    4554000      0         0
ATLANTIC RLTY TR SH BEN
  INT                         REITS/RICS   048798102   4790  213336 SH         OTHER     01/02     213336      0         0
BARNWELL INDS INC USD.5
  COM                         COMMON STOCK 068221100  37487 1493500 SH         OTHER     01/02    1493500      0         0
BEVERLY ENTERPRISES INC
  COM                         COMMON STOCK 087851309  31473 2696880 SH         OTHER     01/02    2696880      0         0
BROOKFIELD HOMES CORP CMN     COMMON STOCK 112723101   1265   25477 SH         OTHER     01/02      25477      0         0
BNP RES PPTYS COM STK         REITS/RICS   05564T103   5377  335400 SH         OTHER     01/02     335400      0         0
CALIFORNIA COASTAL COMM
  INC                         COMMON STOCK 129915203  38585  983565 SH         OTHER     01/02     983565      0         0
CAPITAL PPTYS INC RI COM      COMMON STOCK 140430109   2112   75575 SH         OTHER     01/02      75575      0         0
CAPITAL SENIOR LIVING CORP    COMMON STOCK 140475104  26567 2569700 SH         OTHER     01/02    2569700      0         0
CAPITALSOURCE INC             COMMON STOCK 14055X102    916   40900 SH         OTHER     01/02      40900      0         0
CEDAR SHOP CNTR               COMMON STOCK 150602209    211   15000 SH         OTHER     01/02      15000      0         0
CENTURY RLTY TR SH BEN INT    REITS/RICS   156671109   2916  158805 SH         OTHER     01/02     158805      0         0
CONSOLIDATED TOMOKA LD CO
  COM                         COMMON STOCK 210226106  30005  423208 SH         OTHER     01/02     423208      0         0
ENTERTAINMENT PROPERTIES
  TR CO                       REITS/RICS   29380T105   1068   26200 SH         OTHER     01/02      26200      0         0
FELDMAN MALL PROPERT IES      COMMON STOCK 314308107  14720 1225700 SH         OTHER     01/02    1225700      0         0
FIRST POTOMAC RLTY TR REIT    REITS/RICS   33610F109    569   21400 SH         OTHER     01/02      21400      0         0
FOREST CITY ENTERPRISES
  INC CO                      COMMON STOCK 345550107    537   14150 SH         OTHER     01/02      14150      0         0
HILTON HOTELS CORP COM        COMMON STOCK 432848109   2290   95000 SH         OTHER     01/02      95000      0         0
INNKEEPERS USA TR COM         COMMON STOCK 4576J0104   1794  112151 SH         OTHER     01/02     112151      0         0
INTRAWEST CORP CAD N PV
  COM (U                      COMMON STOCK 460915200   1812   62587 SH         OTHER     01/02      62587      0         0
JER INVESTORS TRUST           REITS/RICS   46614H301  17591 1037800 SH         OTHER     01/02    1037800      0         0
KITE REALTY GROUP TR          COMMON STOCK 49803T102   2274  147000 SH         OTHER     01/02     147000      0         0

                                                                                                  Voting    Voting    Voting
                                                     Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                          Type         Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------                    ---------------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
LTC PPTYS INC COM         REITS/RICS       502175102   940    44700 SH         OTHER     01/02      44700      0         0
MACERICH CO COM           REITS/RICS       554382101  1470    21900 SH         OTHER     01/02      21900      0         0
MAXUS REALTY TRUST INC    REITS/RICS       57774B109  1371    98477 SH         OTHER     01/02      98477      0         0
NEW ENGLAND REALTY
  ASSOC LP                COMMON STOCK     644206104 15624   195300 SH         OTHER     01/02     195300      0         0
OMEGA HEALTH CARE INC     REITS/RICS       681936100   952    75600 SH         OTHER     01/02      75600      0         0
PICO HOLDINGS INC COM
  STK                     COMMON STOCK     693366205 18265   566185 SH         OTHER     01/02     566185      0         0
POPE RES DEL LTD
  PARTNERSHIP             COMMON STOCK     732857107   335    10784 SH         OTHER     01/02      10784      0         0
PRESIDENTIAL RLTY CORP
  NEW CL                  REITS/RICS       741004204  1617   215600 SH         OTHER     01/02     215600      0         0
ROBERTS REALTY
  INVESTORS INC           REITS/RICS       769900101  1576   199500 SH         OTHER     01/02     199500      0         0
SIZELER PPTY INVS INC
  COM                     REITS/RICS       830137105 25805  2008139 SH         OTHER     01/02    2008139      0         0
SONESTA INTL HOTELS CORP  COMMON STOCK     835438409 19975   739812 SH         OTHER     01/02     739812      0         0
SPIRIT FINANCE            COMMON STOCK     848568309   965    85024 SH         OTHER     01/02      85024      0         0
STANDARD PARKING CORP COM COMMON STOCK     853790103   447    22831 SH         OTHER     01/02      22831      0         0
STARWOOD HOTELS & RESORTS
WORL                      COMMON STOCK     85590A203   830    13000 SH         OTHER     01/02      13000      0         0
STRGC HOTEL CPTL          MKT AUCT PRFD (M 86272T106 10700   519900 SH         OTHER     01/02     519900      0         0
SUNSTONE HOTEL
  INVESTORS INC           COMMON STOCK     867892101  1071    40300 SH         OTHER     01/02      40300      0         0
TEX P LND TR SUB CTF      COMMON STOCK     882610108 31789   213350 SH         OTHER     01/02     213350      0         0
VAIL RESORTS INC COM      COMMON STOCK     91879Q109   763    23100 SH         OTHER     01/02      23100      0         0
VENTAS INC REITS          REITS/RICS       92276F100   338    10549 SH         OTHER     01/02      10549      0         0
WELLSFORD REAL
  PROPERTIES COM          COMMON STOCK     950240200  1236   206000 SH         OTHER     01/02     206000      0         0
WILSHIRE ENTERPRISES INC  COMMON STOCK     971889100  8951  1149000 SH         OTHER     01/02    1149000      0         0
WINDROSE MED PPTYS TR
  7.5% CON                PRFD STK (CONVRT 973491202  3295   130500 SH         OTHER     01/02     130500      0         0
WINDROSE MEDICAL PRO
  PERTIES T               COMMON STOCK     973491103  3550   238900 SH         OTHER     01/02     238900      0         0